Ford Credit Auto Owner Trust 2025-A
Monthly Investor Report

Collection Period	January 2026
Payment Date	2/17/2026
Transaction Month	11
Additional information about the structure, cashflows, defined terms and parties for this transaction can be found in the prospectus, available on the SEC website (http://www.sec.gov) under the registration number 333-281130 and at https://www.ford.com/finance/investor-center/asset-backed-securitization.
I. ORIGINAL DEAL PARAMETERS

	Dollar Amount	# of Receivables		Weighted Avg Remaining Term at Cutoff
Initial Pool Balance	$1,668,378,947.84	45,722		54.3 months

	Dollar Amount	Note Interest Rate		Final Scheduled Payment Date
Original Securities
Class A-1 Notes	$315,000,000.00	4.421%		April 15, 2026
Class A-2a Notes	$326,000,000.00	4.47%		December 15, 2027
Class A-2b Notes	$250,000,000.00	4.11735%	*	December 15, 2027
Class A-3 Notes	$513,600,000.00	4.45%		October 15, 2029
Class A-4 Notes	$95,400,000.00	4.52%		February 15, 2031
Class B Notes	$47,370,000.00	4.89%		February 15, 2031
Class C Notes	$31,570,000.00	0.00%		September 15, 2032
Total	$1,578,940,000.00
		* 30-day average SOFR + 0.41%
II. AVAILABLE FUNDS

Interest:
Interest Collections	$4,840,148.99

Principal:
Principal Collections	$29,033,417.98
Prepayments in Full	$13,395,590.68
Liquidation Proceeds	$339,118.14
Recoveries	$23,878.51
Sub Total	$42,792,005.31
Collections	$47,632,154.30

Purchase Amounts:
Purchase Amounts Related to Principal	$33,014.08
Purchase Amounts Related to Interest	$106.97
Sub Total	$33,121.05

Clean-up Call	$0.00

Reserve Account Draw Amount	$0.00

Available Funds - Total	$47,665,275.35

Ford Credit Auto Owner Trust 2025-A
Monthly Investor Report

Collection Period	January 2026
Payment Date	2/17/2026
Transaction Month	11
III. DISTRIBUTIONS

	Calculated Amount	Amount Paid	Shortfall	Carryover Shortfall	Remaining Available Funds
Trustee and Other Fees/Expenses	$0.00	$0.00	$0.00	$0.00	$47,665,275.35
Servicing Fee	$979,029.10	$979,029.10	$0.00	$0.00	$46,686,246.25
Interest - Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$46,686,246.25
Interest - Class A-2a Notes	$847,843.14	$847,843.14	$0.00	$0.00	$45,838,403.11
Interest - Class A-2b Notes	$658,780.70	$658,780.70	$0.00	$0.00	$45,179,622.41
Interest - Class A-3 Notes	$1,904,600.00	$1,904,600.00	$0.00	$0.00	$43,275,022.41
Interest - Class A-4 Notes	$359,340.00	$359,340.00	$0.00	$0.00	$42,915,682.41
First Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$42,915,682.41
Interest - Class B Notes	$193,032.75	$193,032.75	$0.00	$0.00	$42,722,649.66
Second Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$42,722,649.66
Interest - Class C Notes	$0.00	$0.00	$0.00	$0.00	$42,722,649.66
Reserve Account Deposit	$0.00	$0.00	$0.00	$0.00	$42,722,649.66
Regular Principal Payment	$46,951,922.85	$42,722,649.66	$0.00	$0.00	$0.00
Additional Trustee and Other Fees/Expenses	$0.00	$0.00	$0.00	$0.00	$0.00
Residual Released to Depositor	$0.00	$0.00	$0.00	$0.00	$0.00
Total		$47,665,275.35

Principal Payment:
First Priority Principal Payment					$0.00
Second Priority Principal Payment					$0.00
Regular Principal Payment					$42,722,649.66
Total					$42,722,649.66

IV. NOTEHOLDER PAYMENTS

	Noteholder Principal Payments		Noteholder Interest Payments		Total Payment
		Per $1,000 of		Per $1,000 of		Per $1,000 of
	Actual	Original Balance	Actual	Original Balance	Actual	Original Balance
Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-2a Notes	$24,179,832.97	$74.17	$847,843.14	$2.60	$25,027,676.11	$76.77
Class A-2b Notes	$18,542,816.69	$74.17	$658,780.70	$2.64	$19,201,597.39	$76.81
Class A-3 Notes	$0.00	$0.00	$1,904,600.00	$3.71	$1,904,600.00	$3.71
Class A-4 Notes	$0.00	$0.00	$359,340.00	$3.77	$359,340.00	$3.77
Class B Notes	$0.00	$0.00	$193,032.75	$4.08	$193,032.75	$4.08
Class C Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Total	$42,722,649.66	$27.06	$3,963,596.59	$2.51	$46,686,246.25	$29.57

Ford Credit Auto Owner Trust 2025-A
Monthly Investor Report

Collection Period	January 2026
Payment Date	2/17/2026
Transaction Month	11

V. NOTE BALANCE AND POOL INFORMATION

	Beginning of Period		End of Period
	Balance	Note Factor	Balance	Note Factor
Class A-1 Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-2a Notes	$227,608,895.32	0.6981868	$203,429,062.35	0.6240155
Class A-2b Notes	$174,546,698.88	0.6981868	$156,003,882.19	0.6240155
Class A-3 Notes	$513,600,000.00	1.0000000	$513,600,000.00	1.0000000
Class A-4 Notes	$95,400,000.00	1.0000000	$95,400,000.00	1.0000000
Class B Notes	$47,370,000.00	1.0000000	$47,370,000.00	1.0000000
Class C Notes	$31,570,000.00	1.0000000	$31,570,000.00	1.0000000
Total	$1,090,095,594.20	0.6903971	$1,047,372,944.54	0.6633393

Pool Information
Weighted Average APR	4.912%	4.927%
Weighted Average Remaining Term	47.03	46.30
Number of Receivables Outstanding	36,950	36,113
Pool Balance	$1,174,834,916.90	$1,131,680,556.21
Adjusted Pool Balance (Pool Balance - YSOC Amount)	$1,115,296,872.43	$1,074,722,637.15
Pool Factor	0.7041775	0.6783115

VI. OVERCOLLATERALIZATION INFORMATION

Specified Reserve Balance	$3,947,370.73
Yield Supplement Overcollateralization Amount	$56,957,919.06
Targeted Overcollateralization Amount	$88,536,884.86
Actual Overcollateralization Amount (EOP Pool Balance - EOP Note Balance)	$84,307,611.67

VII. RECONCILIATION OF RESERVE ACCOUNT

Beginning Reserve Account Balance	$3,947,370.73
Reserve Account Deposits Made	$0.00
Reserve Account Draw Amount	$0.00
Ending Reserve Account Balance	$3,947,370.73
Change in Reserve Account Balance	$0.00
Specified Reserve Balance	$3,947,370.73

Ford Credit Auto Owner Trust 2025-A
Monthly Investor Report

Collection Period	January 2026
Payment Date	2/17/2026
Transaction Month	11
VIII. NET LOSS AND DELINQUENT RECEIVABLES

		# of Receivables	Amount
Current Collection Period Loss:
Realized Loss (Charge-Offs)		69	$353,219.81
(Recoveries)		16	$23,878.51
Net Loss for Current Collection Period			$329,341.30
Ratio of Net Loss for Current Collection Period to Beginning of Period Pool Balance (annualized)			0.3364%

Prior and Current Collection Periods Average Loss:

Ratio of Net Loss to the Average Pool Balance (annualized)
Third Prior Collection Period			0.3745%
Second Prior Collection Period			0.1858%
Prior Collection Period			0.3926%
Current Collection Period			0.3427%
Four Month Average (Current and Prior Three Collection Periods)			0.3239%

Cumulative Loss:
Cumulative Realized Loss (Charge-Offs)		791	$2,866,702.97
(Cumulative Recoveries)			$179,502.35
Cumulative Net Loss for All Collection Periods			$2,687,200.62
Ratio of Cumulative Net Loss for all Collection Periods to Initial Pool Balance			0.1611%

Average Realized Loss for Receivables that have experienced a Realized Loss			$3,624.15
Average Net Loss for Receivables that have experienced a Realized Loss			$3,397.22

	% of EOP Pool Balance	# of Receivables	Amount
Delinquent Receivables:
31-60 Days Delinquent	0.76%	215	$8,605,791.96
61-90 Days Delinquent	0.14%	37	$1,545,555.34
91-120 Days Delinquent	0.06%	13	$669,375.14
Over 120 Days Delinquent	0.02%	5	$224,094.57
Total Delinquent Receivables	0.98%	270	$11,044,817.01

Repossession Inventory:
Repossessed in the Current Collection Period		21	$846,446.27
Total Repossessed Inventory		27	$1,194,309.43

Number of 61+ Delinquent Receivables to EOP Number of Outstanding Receivables:
Second Prior Collection Period			0.1135%
Prior Collection Period			0.1488%
Current Collection Period			0.1523%
Three Month Average			0.1382%

Delinquency Trigger (61+ Delinquent Receivables)
Transaction Month	Trigger
1-12	0.80%
13-24	1.30%
25-36	2.40%
37+	4.55%
61+ Delinquent Receivables Balance to EOP Pool Balance			0.2155%
Delinquency Trigger Occurred			No

Ford Credit Auto Owner Trust 2025-A
Monthly Investor Report

Collection Period	January 2026
Payment Date	2/17/2026
Transaction Month	11

Receivables Granted Extensions in the Current Collection Period:	# of Receivables	Amount

1 Month Extended	76	$3,294,146.33
2 Months Extended	127	$5,784,900.00
3+ Months Extended	36	$1,389,082.33

Total Receivables Extended	239	$10,468,128.66

IX. REPURCHASE DEMAND ACTIVITY (RULE 15Ga-1)

No Activity to report

Most Recent Form ABS-15G for repurchase demand activity

Filed by: Ford Motor Credit Company LLC
CIK#: 0000038009
Date: February 6, 2026

X. FLOATING RATE BENCHMARK: BENCHMARK TRANSITION

Benchmark Transition Event:	N/A

Benchmark Replacement Date:	N/A

Unadjusted Benchmark Replacement:	N/A

Benchmark Replacement Adjustment:	N/A

Benchmark Replacement Conforming Changes:	N/A

SERVICER CERTIFICATION
THIS REPORT IS ACCURATE IN ALL MATERIAL RESPECTS.
Ford Motor Credit Company LLC
/s/ Ryan M. Hershberger
Assistant Treasurer